Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other liabilities

	2024	2023
Payment transactions - other (i)	204,426	219,426
Sundry creditors (ii)	244,635	158,169
Credit card ECL allowance (note 13)	29,490	22,066
Payables to insurers	16,634	14,798
Intermediation of securities	20,896	12,835
Third parties funds in transit (iii)	35,179	38,407
Other liabilities (iv)	70,352	66,630
Total	621,612	532,331

(i)	Correspond to prepayments from customers which exceed the credit card bill amounts.
(ii)	Include payable to suppliers.
(iii)	Mostly related to pending settlement balances with B3.
(iv)	Primarily related to provisions for Nucoin redemptions and customer funds deposited with Nu Investimento.